Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated profit for the year
Consolidated Net Income	€ 180,669	€ 271,146	€ 265,327
Items for reclassification to profit or loss
Translation differences	(427,633)	469,551	811,683
Equity accounted investees / Translation differences	62,191	30,771	(95,939)
Other comprehensive income from non-current assets held for sale	1,520	0	0
Cash flow hedges - effective portion of changes in fair value	(20,807)	40,052	4,173
Cash flow hedges - amounts taken to profit or loss	22,722	(44,809)	0
Tax effect	(479)	1,189	(1,043)
Other	(1,033)	(7,215)	286
Other comprehensive income for the year, after tax	(363,519)	489,539	719,160
Total comprehensive income for the year	(182,850)	760,685	984,487
Total comprehensive income attributable to the Parent	(260,327)	600,038	797,762
Total comprehensive income attributable to non-controlling interests	€ 77,477	€ 160,647	€ 186,725